Insurance services - Summary of Bank's Liability for Future Policy Benefits on the Consolidated Balance Sheets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Liability for Future Policy Benefits [Line Items]
Future policy benefits	₨ 2,087,603.8	$ 24,436.3	₨ 1,671,384.1
Non Par Protection [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	197,562.8	2,312.5	166,649.2
Non Par Riders [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	89.7	1.0	207.0
Non Par Savings [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	740,769.5	8,671.1	551,186.3
Non Par Pension [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	17,986.6	210.5	17,609.5
Individual Annuity [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	319,760.4	3,743.0	255,858.7
Individual Health [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	275.4	3.2	410.4
Par Life [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	654,173.3	7,657.4	561,076.4
Par Pension [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	15,878.0	185.9	16,294.1
Group Non par Life [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	₨ 141,108.1	$ 1,651.7	₨ 102,092.5